Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Net earned premiums	$ 4.6	$ 5.1	$ 4.8
Net investment income	53.6	59.3	64.6
Net realized gains (losses) on investments	1.5	9.4	(1.4)
Amortization of deferred gains on disposal of businesses	8.6	15.7	53.6
Fees and other income	31.0	31.2	33.1
Total revenues	99.3	120.7	154.7
Benefits, losses and expenses
Policyholder benefits	56.4	56.6	63.1
Underwriting, general and administrative expenses	9.3	8.4	9.9
Total benefits, losses and expenses	65.7	65.0	73.0
Income before provision for income taxes	33.6	55.7	81.7
Provision for income taxes	5.4	10.8	16.7
Net income	$ 28.2	$ 44.9	$ 65.0